Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Loss for the year	$ (20,925)	$ (1,766)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	3,517	3,434
Stock based compensation	1,381	1,086
Loss on embedded derivative		68
Revenue from embedded derivative		(456)
Advance payment (Note 19)	(1,149)
Other	74
Changes in non-cash working capital items:
Accounts receivable	1,906	(1,942)
Unbilled receivables	83	(1,880)
Inventory	115	(2,133)
Prepaid expenses	(665)	172
Accounts payable and accrued liabilities	(2,516)	2,047
Deferred revenue	259	(13,896)
Net Cash Provided by (Used in) Operating Activities, Total	(17,920)	(15,266)
FINANCING ACTIVITIES
Proceeds from issuance of share capital (net)	1,094	50,391
Net Cash Provided by (Used in) Financing Activities, Total	1,094	50,391
INVESTING ACTIVITIES
Restricted cash		348
Acquisition of property, plant and equipment	(2,052)	(1,083)
Acquisition of intangibles	(838)	(134)
Acquisition of other assets	(780)
Acquisition costs for asset acquisition (note 13b)		(169)
Cash acquired in asset acquisition (note 13b)		27
Net Cash Provided by (Used in) Investing Activities, Total	(3,670)	(1,011)
Foreign exchange translation adjustment on cash	148	1,938
Decrease in cash and cash equivalents	(20,348)	36,052
Cash and cash equivalents, beginning of year	60,773	24,721
Cash and cash equivalents, end of year	40,425	60,773
Cash paid during the period for:
Interest	5	1
Income taxes	$ 16